Treasury Stock	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Treasury Stock
19.	TREASURY STOCK

For the year ended December 31, 2013, 2014 and 2015, the Company repurchased the number of 586,869 ADSs, 1,553,085 ADSs and nil pursuant to the share repurchase plans. The repurchased ordinary shares were mainly used for settlement of acquisition payment.

For the year ended December 31, 2013, 2014 and 2015, 840,114 ADSs, nil and 146,372 ADSs were issued to settle the contingent consideration payment in relation to acquisitions.

In 2014, 76,048 ADSs were issued to Galaxy ENet Inc. (“Galaxy ENet”) (Note 22(b)).